Contributed equity - Summary of Information about Shares Reserved for Employee Share Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Share Plans [Member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	2,140,927	1,873,777	1,819,744
Beginning balance	$ (49)	$ (38)	$ (30)
Purchases during the year, shares	4,293,699	2,332,121	2,232,589
Purchases during the year	$ (81)	$ (57)	$ (45)
Vested/allocated during the year, shares	(3,353,784)	(2,064,971)
Vested/allocated during the year	$ 72	$ 46
Vested during the year, shares			(2,178,556)
Vested during the year			$ 37
Ending balance, shares	3,080,842	2,140,927	1,873,777
Ending balance	$ (58)	$ (49)	$ (38)
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	0
Beginning balance	$ 0
Purchases during the year, shares	0		6,823,092
Purchases during the year	$ 0		$ (144)
Vested/allocated during the year, shares	0
Vested/allocated during the year	$ 0
Vested during the year, shares			(6,823,092)
Vested during the year			$ 144
Ending balance, shares	0	0
Ending balance	$ 0	$ 0